Note 18 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
18.	Commitments and contingencies

Legal proceedings

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. We are not presently a party to any legal proceedings that, if determined adversely to us, would individually or taken together have a material adverse effect on our business, results of operation, financial condition or cash flows.